Income Taxes - Schedule of Company’s Statutory Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Statutory Tax Rate [Abstract]
Tax at Israel statutory rate	$ (9,804)
Tax at Israel statutory rate, percentage	23.00%
Foreign Tax Effects	$ 192
Foreign Tax Effects, percentage	(0.45%)
Change in valuation allowance	$ 2,297
Change in valuation allowance, percentage	(5.39%)
Nontaxable or Nondeductible Items:
Share-based payment awards	$ 2,399
Share-based payment awards, percentage	(5.63%)
Warrants remeasurements	$ 502
Warrants remeasurements, percentage	(1.18%)
Nondeductible interest expenses	$ 86
Nondeductible interest expenses, percentage	(0.20%)
Preferred Technology Enterprise tax effect	$ 4,748
Preferred Technology Enterprise tax effect, percentage	(11.14%)
Other Adjustments	$ (541)
Other Adjustments, percentage	1.27%
Effective tax rate	$ 121	$ 6	$ 16
Effective tax rate, percentage	0.28%